LONG-TERM LOANS	12 Months Ended
Dec. 31, 2025
LONG-TERM LOANS
LONG-TERM LOANS

8.LONG-TERM LOANS

In June 2022, Shanghai Qifu Changfeng Technology, Co., Ltd. (“Qifu Changfeng”), one of the Group’s subsidiary, signed a mortgage loan agreement of RMB1 billion with tenure of 25 years. The interest rate is based on prevailing market price quote for loans with tenure of more than five years at the time of drawdown minus 136bps (“basepoints”). The loan is guaranteed by the land use rights owned by Qifu Changfeng and is for the specific use of construction of the regional headquarters and the affiliated industrial park. As of December 31, 2024 and 2025, the outstanding balance of the mortgage loan was RMB247,462 and RMB 463,333, which is included in other long-term liabilities. As of December 31, 2025, the principal of the long-term loans will be due according to the following schedule:

		Within	Between 1	Between 2	Between 3	Between 4	Beyond
	Total	1 year	to 2 years	to 3 years	to 4 years	to 5 years	5 years
Long-term loans	463,333	—	3,000	10,000	15,000	20,000	415,333